Federated Total Return Government Bond Fund
Institutional Shares (TICKER FTRGX)
Service Shares (TICKER FTGSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED aPRIL 30, 2016
Effective June 30, 2016, the Fund will offer Class R6 Shares (Ticker FTGLX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
June 29, 2016
Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453215 (6/16)
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2016 ©Federated Investors, Inc.